RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS (Target Allocations) (Details)	Oct. 31, 2018
Domestic Plan [Member] | Pension Plan [Member] | Equity
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Percentage of Plan Assets	70.00%
Domestic Plan [Member] | Pension Plan [Member] | Fixed income investments
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Percentage of Plan Assets	30.00%
Domestic Plan [Member] | Other Postretirement Benefits Plan [Member] | Equity
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Percentage of Plan Assets	70.00%
Domestic Plan [Member] | Other Postretirement Benefits Plan [Member] | Fixed income investments
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Percentage of Plan Assets	30.00%
Deferred Profit-Sharing Plan | Domestic Plan [Member] | Other Pension, Postretirement and Supplemental Plans [Member] | Equity
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Percentage of Plan Assets	60.00%
Deferred Profit-Sharing Plan | Domestic Plan [Member] | Other Pension, Postretirement and Supplemental Plans [Member] | Fixed income investments
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Percentage of Plan Assets	40.00%
Minimum [Member] | Foreign Plan [Member] | Pension Plan [Member] | Equity
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Percentage of Plan Assets	20.00%
Minimum [Member] | Foreign Plan [Member] | Pension Plan [Member] | Real estate investments
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Percentage of Plan Assets	0.00%
Minimum [Member] | Foreign Plan [Member] | Pension Plan [Member] | Fixed income investments
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Percentage of Plan Assets	40.00%
Minimum [Member] | Foreign Plan [Member] | Pension Plan [Member] | Cash
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Percentage of Plan Assets	0.00%
Maximum [Member] | Foreign Plan [Member] | Pension Plan [Member] | Equity
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Percentage of Plan Assets	60.00%
Maximum [Member] | Foreign Plan [Member] | Pension Plan [Member] | Real estate investments
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Percentage of Plan Assets	20.00%
Maximum [Member] | Foreign Plan [Member] | Pension Plan [Member] | Fixed income investments
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Percentage of Plan Assets	80.00%
Maximum [Member] | Foreign Plan [Member] | Pension Plan [Member] | Cash
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Percentage of Plan Assets	14.00%